Maturities of Long-Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Within 1 year	$ 74,991	467,204	242,604
Between 1 and 2 years	60,418	376,409
Between 2 and 3 years	265,507	1,654,134
Between 3 and 4 years	$ 40,860	254,563